LOAN RECEIVABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 30, 2021	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LOAN RECEIVABLE
Prepayments of loan	$ 4,849,221
Interest rate	5.50%
Principal payments			$ 231,774
Short-term receivable			614,473	$ 411,858
Interest payments			110,904
Long term receivables			$ 2,876,523	$ 3,509,200
Loan receivables term	360 days
Decription of loan payment	the Company is to receive 120 equal payments over the term of the loan
Accrued interest		$ 45,472